Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Research and development expenses	$104	$84
Carryforward tax losses, see (2) below	1,588	1,604
Other	18	11
Less - valuation allowance, see (2) below	(1,526)	(1,572)
	$184	$127

Schedule of taxes on income included in statements of operations
	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	U.S. dollars in thousands
Current:
In Israel	$687	$420	$316
Outside Israel	346	167	172
	1,033	587	488
Deferred:
In Israel	(18)	(59)	(2)
Outside Israel	(79)	(69)	(28)
	$936	$459	$458

Schedule of reconciliation of theoretical tax expense
	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$6,883	$5,842	$5,523

Theoretical tax expense	1,583	1,344	1,270
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(739)	(796)	(651)
	844	548	619
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	38	52	44
Taxes on income previous years	169	-	-
Changes in valuation allowance	(127)	(152)	(212)
Other	12	11	7
Taxes on income for the reported years:	$936	$459	$458

* As follows:
Taxable in Israel	$4,936	$5,135	$4,039
Taxable outside Israel	1,947	707	1,484
	$6,883	$5,842	$5,523